CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2022 $ / shares shares
Statement of Financial Position [Abstract]
Preferred stock stated value per share (in dollars per share) | $ / shares	$ 0.0001
Preferred stock shares authorized (in shares)	20,000
Preferred stock, issued (in shares)	0
Preferred stock, shares outstanding (in shares)	0
Common stock stated value per share (in dollars per share) | $ / shares	$ 0.0001
Common stock shares authorized (in shares)	800,000
Common stock, issued (in shares)	202,403
Common stock, share outstanding (in shares)	202,403